Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Innovator ETFs Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001415726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2020
Prospectus Date	rr_ProspectusDate	Mar. 02, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Innovator S&P 500 Buffer ETF™ – July
Innovator S&P 500 Power Buffer ETF™ – July
Innovator S&P 500 Ultra Buffer ETF™ – July
(each, a “Fund” and together, the “Funds”)
Supplement To each Fund’s Prospectus
Dated March 2, 2020
June 30, 2020
As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. Following the close of business on June 30, 2020, an outcome period for each Fund ended. Each Fund will commence a new outcome period that will begin on July 1, 2020 and end on June 30, 2021. An investment in a Fund over the course of the outcome period will be subject to the applicable Cap set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator S&P 500 Buffer ETF™ – July	BJUL	Gross: 17.10% Net: 16.31%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 17.10% (prior to taking into account management fees and other fees) and 16.31% (after taking into account management fees and other fees) while providing a buffer against the first 9% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Power Buffer ETF™ – July	PJUL	Gross: 11.55% Net: 10.76%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 11.55% (prior to taking into account management fees and other fees) and 10.76% (after taking into account management fees and other fees) while providing a buffer against the first 15% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Ultra Buffer ETF™ – July	UJUL	Gross: 7.03% Net: 6.24%*
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 7.03% (prior to taking into account management fees and other fees) and 6.24% (after taking into account management fees and other fees) while providing a buffer against S&P 500 Price Index losses of between 5% and 35%, over the period from July 1, 2020 to June 30, 2021.

*    Takes into account the Fund’s unitary management fee.
In connection with onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new outcome period: July 1, 2020 through June 30, 2021.

3.	All references to the Cap for the prior outcome period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Supplement Closing [Text Block]	ck0001415726_SupplementClosingTextBlock	PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE
Innovator S&P 500 Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Buffer ETF™ – July
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 17.10% (prior to taking into account management fees and other fees) and 16.31% (after taking into account management fees and other fees) while providing a buffer against the first 9% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Buffer ETF - July | Innovator S&P 500 Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BJUL
Innovator S&P 500 Power Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Power Buffer ETF™ – July
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 11.55% (prior to taking into account management fees and other fees) and 10.76% (after taking into account management fees and other fees) while providing a buffer against the first 15% of S&P 500 Price Index losses, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Power Buffer ETF - July | Innovator S&P 500 Power Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PJUL
Innovator S&P 500 Ultra Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator S&P 500 Ultra Buffer ETF™ – July
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide investors with returns that match those of the S&P 500 Price Index, up to the upside cap of 7.03% (prior to taking into account management fees and other fees) and 6.24% (after taking into account management fees and other fees) while providing a buffer against S&P 500 Price Index losses of between 5% and 35%, over the period from July 1, 2020 to June 30, 2021.

Innovator S&P 500 Ultra Buffer ETF - July | Innovator S&P 500 Ultra Buffer ETF - July
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UJUL